Summary of principal accounting policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Category	Estimated useful lives
Leasehold Improvement	2-5 years
Electronic equipment	3 years
Office furniture	3-5 years
Vehicle	4 years

Schedule of breakdown of revenues

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Revenue
Sports-related product sales	41,592,608	99.9	7,100,332	978,452	6.5
DAKA merchant membership services revenue	–	–	102,653,093	14,145,974	93.3
Other revenue	13,746	0.1	234,689	32,341	0.2
Total revenue	41,606,354	100.0	109,988,114	15,156,767	100.0

Breakdown of DAKA revenues
	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
DAKA merchant membership service revenue
Technical service related to smart devices revenue	–	–	52,880,190	7,287,085	51.5
Set-up fee revenue	–	–	49,188,679	6,778,381	47.9
Exclusive regional agency authorization revenue	–	–	584,224	80,508	0.6
Total DAKA merchant membership service revenue	–	–	102,653,093	14,145,974	100.0

Schedule of breakdown of cost of revenues

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Cost of revenue
Cost of sports-related product sales	22,230,398	99.8	3,289,735	453,338	8.6
DAKA merchant membership service cost	–	–	34,877,403	4,806,235	91.0
Other cost	34,574	0.2	146,871	20,239	0.4
Total cost of revenue	22,264,972	100.0	38,314,009	5,279,812	100.0

The following table sets forth a breakdown of the Company’s DAKA merchant membership service costs for the periods presented:

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
DAKA merchant membership service costs
Cost of technical service related to smart devices	–	–	16,106,477	2,219,532	46.2
Set-up cost	–	–	18,770,926	2,586,703	53.8
Exclusive regional agency authorization cost	–	–	–	–	–
Total cost of DAKA merchant membership service	–	–	34,877,403	4,806,235	100.0